Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com

September 25, 2024

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR, please find a registration statement on Form N-14 (the “Registration Statement”) of Nationwide Mutual Funds (the “Registrant”). The Registration Statement is being filed to register Class A, Class R, Class R6 and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Destination Retirement Fund (the “Fund”), a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will become effective automatically on October 25, 2024.

The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act. Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael Schapiro, Esq. at (202) 507-5163.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esquire

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